Document and Entity Information	0 Months Ended
Feb. 19, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb 19, 2013
Registrant Name	Hatteras Alternative Mutual Funds Trust
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	Feb 19, 2013
Document Effective Date	Feb 19, 2013
Prospectus Date	Apr 30, 2012

Hatteras Alpha Hedged Strategies Fund | Hatteras Alpha Hedged Strategies Fund
Hatteras Alpha Hedged Strategies Fund
HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

(the “Fund)

A series of Hatteras Alternative Mutual Funds Trust

No Load Shares

Class A Shares

Class C Shares

Institutional Class Shares

February 19, 2013

Supplement to the Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”)

dated April 30, 2012, as supplemented

The purpose of this Supplement is to notify shareholders that the Managed Futures Strategies portfolio (the “Portfolio”), one of the affiliated underlying portfolios in which the Fund invests, will be modifying its managed futures program.  Currently, the Portfolio invests up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which invests in trading accounts managed by the Portfolio’s trading advisors.  Effective immediately, the Subsidiary will also be permitted to enter into commodity based swap agreements.

Accordingly, to clarify that the Fund’s exposure to swap agreements includes commodity based swap agreements, the disclosure titled “Swap Agreement Risks” on page 7 of the Summary Prospectus and page 8 of the Prospectus is hereby deleted and replaced with the following:

Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, commodity, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Label	Element	Value
Hatteras Alpha Hedged Strategies Fund | Hatteras Alpha Hedged Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001171324_SupplementTextBlock
HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

(the “Fund)

A series of Hatteras Alternative Mutual Funds Trust

No Load Shares

Class A Shares

Class C Shares

Institutional Class Shares

February 19, 2013

Supplement to the Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”)

dated April 30, 2012, as supplemented

The purpose of this Supplement is to notify shareholders that the Managed Futures Strategies portfolio (the “Portfolio”), one of the affiliated underlying portfolios in which the Fund invests, will be modifying its managed futures program.  Currently, the Portfolio invests up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which invests in trading accounts managed by the Portfolio’s trading advisors.  Effective immediately, the Subsidiary will also be permitted to enter into commodity based swap agreements.

Accordingly, to clarify that the Fund’s exposure to swap agreements includes commodity based swap agreements, the disclosure titled “Swap Agreement Risks” on page 7 of the Summary Prospectus and page 8 of the Prospectus is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Hatteras Alpha Hedged Strategies Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, commodity, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Hatteras Managed Futures Strategies Fund | Hatteras Managed Futures Strategies Fund
Hatteras Managed Futures Strategies Fund
HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Managed Futures Strategies Fund

(the “Fund)

A series of Hatteras Alternative Mutual Funds Trust

Class A Shares

Institutional Class Shares

February 19, 2013

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”)

dated September 28, 2012

The purpose of this Supplement is to notify shareholders that the Managed Futures Strategies portfolio (the “Portfolio”), the affiliated underlying portfolio in which the Fund invests, will be modifying its managed futures program.  Currently, the Portfolio invests up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which invests in trading accounts managed by the Portfolio’s trading advisors.  Effective immediately, the Subsidiary will also be permitted to enter into commodity based swap agreements.

Accordingly, to clarify that the Fund’s exposure to swap agreements includes commodity based swaps, the disclosure titled “Swap Agreement Risks” on page 7 of the Summary Prospectus and page 7 of the Prospectus is hereby deleted and replaced with the following:

Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, commodity, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Label	Element	Value
Hatteras Managed Futures Strategies Fund | Hatteras Managed Futures Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001171324_SupplementTextBlock
HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Managed Futures Strategies Fund

(the “Fund)

A series of Hatteras Alternative Mutual Funds Trust

Class A Shares

Institutional Class Shares

February 19, 2013

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”)

dated September 28, 2012

The purpose of this Supplement is to notify shareholders that the Managed Futures Strategies portfolio (the “Portfolio”), the affiliated underlying portfolio in which the Fund invests, will be modifying its managed futures program.  Currently, the Portfolio invests up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which invests in trading accounts managed by the Portfolio’s trading advisors.  Effective immediately, the Subsidiary will also be permitted to enter into commodity based swap agreements.

Accordingly, to clarify that the Fund’s exposure to swap agreements includes commodity based swaps, the disclosure titled “Swap Agreement Risks” on page 7 of the Summary Prospectus and page 7 of the Prospectus is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Hatteras Managed Futures Strategies Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, commodity, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012